Note 13 - Income Taxes	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Income Tax Disclosure [Text Block]
Note
13
-
Income Taxes

Provision

The provision for income taxes consists of the following:

	Years Ended December 31,
	2016	2015
Current
Federal	$-	$-
State	-	-
Total current	-	-
Deferred
Federal	45,587,097	(6,521,134)
State	8,228,412	(1,150,789)
Change in valuation allowance	(53,758,846)	7,634,360
Total deferred	56,663	(37,562)
Provision for income taxes	$56,663	$(37,562)

The provision for income taxes using the U.S. Federal statutory tax rate as compared to the Company
’s effective tax rate is summarized as follows:

	Years Ended December 31,
	2016	2015
U.S. Federal statutory rate	(34.0)%	(34.0)%
State taxes	(4.9)%	(6.0)%
Permanent differences	0.9%	0.1%
Rate Change	7.6%	0.0%
Prior year Net Operating Loss write-off (Section 382 restriction)	263.2%	0.0%
Current year Net Operating Loss write-off	34.5%	0.0%
Valuation allowance	(267.0)%	39.8%
Effective tax rate	0.3%	(0.1)%

The Company files income tax returns for Towerstream Corporation and its subsidiaries in the U.S. federal and various state principle jurisdictions.
 As of
December 31, 2016,
the tax returns for Towerstream Corporation for the years
2013
through
2016
remain open to examination by the Internal Revenue Service and various state authorities.

The Company
’s deferred tax assets (liabilities) consisted of the effects of temporary differences attributable to the following:

	Years Ended December 31,
	2016	2015
Deferred tax assets
Net operating loss carryforwards	$2,948,281	$56,202,470
Stock-based compensation	2,931,251	2,426,886
Intangible assets	1,261,696	2,481,960
Debt discount	984,422	695,259
Allowance for doubtful accounts	25,281	37,145
Other	532,040	1,388,166
Total deferred tax assets	8,682,971	63,231,886
Valuation allowance	(7,676,293)	(61,340,847)
Deferred tax assets, net of valuation allowance	1,006,678	1,891,039

Deferred tax liabilities
Depreciation	(1,006,678)	(1,891,039)
Intangible assets	(420,437)	(363,774)
Total deferred tax liabilities	(1,427,115)	(2,254,813)
Net deferred tax liabilities	$(420,437)	$(363,774)

Accounting for Uncertainty in Income Taxes

ASC Topic
740
clarifies the accounting and reporting for uncertainties in income tax law. ASC Topic
740
prescribes a comprehensive model for the financial statement recognition, measurement, presentation and disclosure of uncertain tax positions taken or expected to be taken in income tax returns. The guidance also provides direction on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

As of
December 31, 2016
and
2015,
the Company has evaluated and concluded that there were
no
material uncertain tax positions requiring recognition in the Company
’s financial statements. The Company’s policy is to classify assessments, if any, for tax related interest as interest expense, and penalties as general and administrative expenses.
No
interest and penalties were recorded during the years ended
December 31, 2016
and
2015.
The Company does
not
expect its unrecognized tax benefit position to change during the next twelve
months.

NOL Limitations

The Company
’s utilization of net operating loss (“NOL”) carryforwards is subject to an annual limitation due to ownership changes that have occurred previously or that could occur in the future as provided in Section
382
of the Internal Revenue Code, as well as similar state provisions. Section
382
limits the utilization of NOLs when there is a greater than
50%
change of ownership as determined under the regulations. Since its formation, the Company has raised capital through the issuance of capital stock and various convertible instruments which, combined with the purchasing shareholders’ subsequent disposition of these shares, has resulted in an ownership change as defined by Section
382,
and also could result in an ownership change in the future upon subsequent disposition.

As of
December 31, 2015,
the Company had approximately
$140,517,000
of federal and state NOL carryovers. As of
November 9, 2016,
the company had a greater than
50%
change in ownership under Section
382
of the Internal Revenue Code. Based on the calculations under Section
382,
the NOL carryforward as of that date is limited to approximately
$4,612,000.
After the ownership change and through
December 31, 2016,
the Company had a taxable loss of approximately
$2,948,000.
The total federal and state NOLs of approximately
$7,560,000
as of
December 31, 2016
begin to expire starting in the year ending
December 31, 2017.

Valuation Allowance

In assessing the realizability of deferred tax assets,
 the Company has considered whether it is more likely than
not
that some portion or all of the deferred tax assets will
not
be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. In making this determination, under the applicable financial reporting standards, the Company has considered the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies. Since both goodwill and the FCC licenses are considered to be assets with indefinite lives for financial reporting purposes, the related deferred tax liabilities cannot be used as a source of future taxable income for purposes of determining the need for a valuation allowance. Based upon this evaluation, a full valuation allowance has been recorded as of
December 31, 2016
and
2015.
The change in valuation allowance was (
$53,644,554
) and
$16,145,402,
respectively, for the years ended
December 31, 2016
and
2015
of which
$94,292
and
$8,511,042,
respectively, pertains to discontinued operations.